Schedule of financial information to the carrying amount of interest (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Exchange differences		$ (860)		$ (414)
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Exchange differences	$ 959
Vax Biotech Sdn Bhd [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Proportion of net assets of the associate		155		82
Exchange differences		(84)		3
Carrying amount of the Group’s interest in associate		71		85
Vax Biotech Sdn Bhd [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Proportion of net assets of the associate	(1,063)		$ (362)
Carrying amount of the Group’s interest in associate	$ (1,063)		$ (362)
Alps Globemedics Sdn Bhd [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Proportion of net assets of the associate		5,652		11,046
Exchange differences		(622)		(417)
Carrying amount of the Group’s interest in associate		5,030		10,629
Alps Globemedics Sdn Bhd [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Proportion of net assets of the associate		14,486		7,017
Carrying amount of the Group’s interest in associate		$ 14,486		$ 7,017